Provisions - Summary of Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Site restoration	$ 27	$ 24	$ 25
Legal and others	20	37	$ 32
Provisions	47	61
Non-current	22	20
Current	$ 25	$ 41